April 5, 2005 H. Roger Schwall Assistant Director U.S. Securities and Exchange Commission 450 5th Street, N.W. Washington, D.C. 20549-0405

Mayer, Brown, Rowe & Maw LLP

190 South La Salle Street

Chicago, Illinois 60603-3441

Main Tel (312) 782-0600

Main Fax (312) 701-7711

www.mayerbrownrowe.com

Andre Gharakhanian

Direct Tel (312) 701-7846

Direct Fax (312) 706-8612

agharakhanian@mayerbrownrowe.com

Re:	Ryerson Tull, Inc.
Ryerson Tull Procurement Corporation
Form S-3 filed January 26, 2005
File No. 333-122316

Dear Mr. Schwall:

This letter responds to the Staff’s comment letter dated March 2, 2005 (the “Staff’s Letter”) addressed to Joyce E. Mims, Esq., Vice President & General Counsel of Ryerson Tull, Inc. (“Ryerson Tull” and together with its consolidated subsidiaries, the “Company”) concerning the above-referenced filing. The Company’s responses to the Staff’s comments are set forth below. Numbered responses below correspond to the numbering of the comments in the Staff’s Letter. The Company is contemporaneously filing the enclosed Amendment No. 1 to the Form S-3 (the “Amendment”).

1.	The Company has incorporated by reference into the Amendment Ryerson Tull’s Annual Report on Form 10-K for the year ended December 31, 2004 and Ryerson Tull’s Current Report on Form 8-K, filed on April 1, 2005.

2.	The risk factor has been revised as requested.

3.	This disclosure has been revised as requested.

4.	This disclosure has been revised as requested.

5.	This disclosure has been revised as requested.

6.	This disclosure has been revised as requested.

If you have any questions regarding the foregoing or if you require any additional information, please feel free to contact me at (312) 701-7846 or Philip J. Niehoff at (312) 701-7843.

Sincerely,

/s/ Andre Gharakhanian
Andre Gharakhanian

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